American Century California Tax-Free and Municipal Funds
American Century International Bond Funds
American Century Quantitative Equity Funds, Inc.
American Century Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated March 15, 2007 * Statements of Additional Information dated
January 1, 2007, May 1, 2006, October 1, 2006 and November 30, 2006

WILLIAM M. LYONS RESIGNED AS TRUSTEE/DIRECTOR AND OFFICER EFFECTIVE FEBRUARY 28,
2007. ALL REFERENCES TO HIM IN THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE
DELETED.

THE FOLLOWING ENTRIES REPLACE THE LISTINGS IN THE Management TABLE.

Interested Trustees/Directors
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Jonathan Thomas, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1963
Position(s) Held with Funds: Advisory Board Member, President
First Year of Service: 2007
Principal Occupation(s) During Past 5 Years: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November 2005)
Number of Portfolios in Fund Complex Overseen by Advisory Board Member: 109
Other Directorships Held by Advisory Board Member: None

Officers
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Jon Zindel, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1967
Position(s) Held with Funds: Tax Officer
First Year of Service: 1997
Principal Occupation(s) During Past 5 Years: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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